SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 91,053	$ 27,453
Ireland
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	66,069	27,247
United States
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	24,770	186
Malta
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 214	$ 20